Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax® Universe Fund of Option Income ETFs (YMAX)

YieldMax® Magnificent 7 Fund of Option Income ETFs (YMAG)

(the “Funds”)

listed on NYSE Arca, Inc.

October 14, 2025

Supplement to the Summary Prospectuses, Prospectus, and

Statement of Additional Information (“SAI”),

each dated February 28, 2025, as previously supplemented

Effective immediately, all references in the Funds’ summary prospectuses, prospectus and SAI to the frequency of the Funds’ payment of income distributions are hereby changed to reflect that the Funds will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.